Tax - Disclosure of Known or Reasonably Estimable Information About Exposure to Pillar Two Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Total current tax expense related to Pillar II	$ 1.6	$ 0.8
Ireland
Disclosure of geographical areas [line items]
Total current tax expense related to Pillar II	0.2	0.1
United Arab Emirates
Disclosure of geographical areas [line items]
Total current tax expense related to Pillar II	$ 1.4	$ 0.7